Financial Information - Washington Federal, Inc. - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash Flows From Operating Activities
Net income	$ 34,343	$ 34,852	$ 36,377	$ 67,866	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 173,438	$ 210,256	$ 203,850
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense									6,469	5,265	4,771
Net cash provided (used) by operating activities									166,600	234,054	190,702
Cash Flows From Investing Activities
Purchase of strategic investments									0	(5,000)	0
Net cash provided (used) by investing activities									(920,979)	(421,373)	(674,445)
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									144	298	1,338
Treasury stock purchased									(112,133)	(123,854)	(164,249)
Dividends paid on common stock									(66,496)	(63,318)	(55,997)
Net cash provided (used) by financing activities									2,038,198	337,827	439,323
Cash at beginning of year				419,158					419,158
Cash at end of year	1,702,977				419,158				1,702,977	419,158
Parent Company
Cash Flows From Operating Activities
Net income									173,438	210,256	203,850
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries									17,055	(2,213)	(5,880)
Stock-based compensation expense									6,469	5,265	4,771
Increase (decrease) in other liabilities									0	(3,489)	3,424
Net cash provided (used) by operating activities									196,962	209,819	206,165
Cash Flows From Investing Activities
Purchase of strategic investments									0	(5,000)	0
Net cash provided (used) by investing activities									0	(5,000)	0
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									144	740	1,338
Treasury stock purchased									(112,133)	(123,854)	(164,249)
Dividends paid on common stock									(66,496)	(63,318)	(55,997)
Net cash provided (used) by financing activities									(178,485)	(186,432)	(218,908)
Increase (decrease) in cash and cash equivalents									18,477	18,387	(12,743)
Cash at beginning of year				$ 38,721				$ 20,334	38,721	20,334	33,077
Cash at end of year	$ 57,198				$ 38,721				$ 57,198	$ 38,721	$ 20,334